LOANS, NET (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Direct loans-
Loans		S/ 86,898,040	S/ 77,712,186
Leasing receivables		6,322,477	7,401,018
Credit cards		7,847,038	6,880,017
Discounted notes		2,313,478	1,999,099
Factoring receivables		1,923,456	1,722,436
Advances and overdrafts in current account		255,027	113,630
Refinanced loans		1,281,360	915,493
Restructured loans		127	121
Total direct loans		106,841,003	96,744,000
Internal overdue loans and under legal collection loans		3,119,621	3,020,914
Direct loans including internal overdue loans and under legal collection loans		109,960,624	99,764,914
Accrued interest		865,168	779,684
Unearned interest		(66,402)	(66,823)
Total direct loans	[1]	110,759,390	100,477,775
Allowance for loan losses	[1]	(4,952,392)	(4,500,498)
Total direct loans, net	[1]	105,806,998	95,977,277
Indirect loans, Note 20	[2]	S/ 20,774,271	S/ 19,369,559

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).
[2]	In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position. Credit risk for contingent credits is defined as the possibility of sustaining a loss because one of the parties to a financial instrument fails to comply with the terms of the contract. The risk of credit losses is represented by the contractual amounts specified in the related contracts. The Group applies the same credit policies in making contingent commitments and other obligations as it does for on-balance sheet instruments (Note 7(a)), including the requirement to obtain collateral when it is deemed necessary. Collateral held varies, but may include deposits in financial institutions, securities or other assets. Many of the contingent transactions reach maturity without any performance being required; therefore, the total committed amounts do not necessarily represent future cash requirements.